Inventories	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Inventories
11.	INVENTORIES

	2022		2021		2020
Refined products	1,144		1,024		714
Crude oil and natural gas	449		366		393
Products in process	51		34		23
Raw materials, packaging materials and others	94		76		61

	1,738	(1)	1,500	(1)	1,191	(1)

(1)	As of December 31, 2022, 2021 and 2020, the cost of inventories does not exceed their net realizable value.